Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Current Liabilities [Line Items]
Income taxes payable	$ 1,252	$ 1,542
Other	271	176
Other current liabilities	$ 1,523	$ 1,718